Share-Based Payment Plans - Summary of Share Based Arrangement Valuation Assumptions (Detail)	12 Months Ended
Dec. 31, 2020 USD ($) shares BasisPoints yr $ / shares
Management Equity Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Market value of underlying shares (in $)	$ 32.91
Risk free rate	(0.71%)
Expected share price volatility	28.60%
Expected dividend yield | $	$ 0.00
Options issued | BasisPoints	30,383
Equity value per share (in $)	$ 5.0
Strike price per share (in $)	$ 32.91
Long term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of options (years) | yr	1.2
Exercise price (in $)	$ 0.29
Market value of underlying shares (in $)	$ 6.52
Risk free rate	0.14%
Expected share price volatility	28.60%
Expected dividend yield | $	$ 0.00
Options issued | shares	83,642